Leases (Details) - Schedule of maturities of lease liabilities - Leafly Holdings, Inc.[Member]	Dec. 31, 2008 USD ($)
Leases (Details) - Schedule of maturities of lease liabilities [Line Items]
2021	$ 325
2022	17
Thereafter
Total minimum lease payments	342
Less imputed interest	(2)
Present value of lease liabilities	$ 340